Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS BASIC U.S. GOVERNMENT MONEY MARKET FUND
Central Index Key	dei_EntityCentralIndexKey	0000885408
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2011
DREYFUS BASIC MONEY MARKET FUND INC (Prospectus Summary) | DREYFUS BASIC MONEY MARKET FUND INC | DREYFUS BASIC MONEY MARKET FUND INC
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBAXX
DREYFUS BASIC U S GOVERNMENT MONEY MARKET FUND (Prospectus Summary) | DREYFUS BASIC U S GOVERNMENT MONEY MARKET FUND | DREYFUS BASIC U S GOVERNMENT MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBGXX